INVESTMENTS - MakeMyTrip and China Eastern Airlines and Equity securities without readily determinable fair values (Details) ¥ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2016 CNY (¥)	Jan. 31, 2016 USD ($)	Jan. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Investment transaction disclosures
Equity securities with readily determinable fair values, Fair value					¥ 8,995		¥ 12,435
Equity securities without readily determinable fair values
Carrying value of equity securities without readily determinable fair values					584		913
Fair value changes | $				$ 0		$ 0
Total consideration					261		1,400	¥ 317
Gain on sale of equity securities without readily determinable fair values					122		1,400	149
Equity securities without readily determinable fair values paid for business acquisitions | $				$ 294
Investment in equity securities without readily determinable fair value					92		200	¥ 100
MakeMyTrip
Investment transaction disclosures
Purchase of shares, cost of share aggregate		$ 180	¥ 1,200
Percentage of equity interest		10.00%	10.00%
Equity securities with readily determinable fair values, Fair value					1,800		2,100
China Eastern Airline
Investment transaction disclosures
Purchase of shares, cost of share aggregate	¥ 3,000
Percentage of equity interest	3.00%
Equity securities with readily determinable fair values, Fair value					¥ 2,200		¥ 3,800